EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2019
EXPENSES BY NATURE
EXPENSES BY NATURE

30   EXPENSES BY NATURE

	December 31,	December 31,	December 31,
	2019	2018	2017
Cost of sales (1)
Personnel expenses	(1,374,331)	(649,741)	(546,090)
Variable cost	(10,067,716)	(3,197,895)	(2,994,349)
Logistics cost	(2,776,021)	(1,044,899)	(963,379)
Depreciation, depletion and amortization	(4,290,308)	(1,523,935)	(1,367,856)
Amortization of fair value adjustment on business combination with Fibria and Facepa	(2,844,741)	—	—
Other	609,635	(505,861)	(624,630)
	(20,743,482)	(6,922,331)	(6,496,304)
Selling expenses
Personnel expenses	(215,640)	(145,844)	(106,083)
Services	(85,161)	(78,227)	(45,593)
Logistics cost	(618,089)	(297,129)	(220,944)
Depreciation and amortization	(84,018)	(4,471)	(3,547)
Amortization of fair value adjustment on business combination with Fibria	(820,730)	—	—
Other (2)	(81,641)	(73,055)	(47,158)
	(1,905,279)	(598,726)	(423,325)

General and Administrative expenses
Personnel expenses	(642,543)	(469,661)	(309,019)
Services	(323,841)	(235,544)	(105,522)
Depreciation and amortization	(52,830)	(34,817)	(31,375)
Amortization of fair value adjustment on business combination with Fibria	26,609	—	—
Other (3)	(180,753)	(85,187)	(83,058)
	(1,173,358)	(825,209)	(528,974)

Other operating (expenses) income net
Rents and leases	5,805	—	—
Result from sale of other products, net (4)	15,229	8,785	4,765
Result from sale and disposal of property, plant and equipment and biological assets, net	(63,454)	4,523	4,700
Result on fair value adjustment of biological assets	185,399	(129,187)	192,504
Partial write-off of intangible assets	—	—	(18,845)
Provision for loss and write-off of property, plant and equipment and biological assets	—	(18,103)	(66,707)
Amortization of intangible assets	(8,193)	(9,947)	(8,303)
Receipt of royalties	—	—	2,603
Judicial agreements	—	—	20,231
Land conflict agreement	—	—	(11,779)
Insurance reimbursement	7,917	—	—
Trade agreement credits (5)	87,000	51,846	10,671
Provision for loss of judicial deposits	(3,284)	—	—
Amortization of fair value adjustment on business combination with Fibria, Facepa and Ibema	(12,143)	—	—
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (6)	128,115	335	5,613
Other operating income (expenses), net	63,363	(5,127)	5,057
	405,754	(96,875)	140,510
1)	Includes the amount of R$615,394, related to idle capacity and maintenance downtime.
2)	Includes expected credit losses, insurance, materials of use and consumption, expenses with travel, accommodation, participation in trade fairs and events.
3)	Includes corporate expenses, insurance, materials of use and consumption social projects and donations, expenses with travel and accommodation.
4)	Includes depletion from wood sold in the amount of R$5,598 (On December 31, 2018 R$9,869).
5)	The amount refers to the receipt of credits from compulsory loans discussed in lawsuits against Centrais Elétricas Brasileiras S.A. (Eletrobrás).
6)	For further information see Note 9.